Investment Properties - Schedule of Future Aggregate Lease Collection Under Operating Lease for Investment Properties (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 2,427	$ 1,082
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	274	168
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	248	157
Year 3 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	217	134
Year 4 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	192	105
Year 5 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	190	83
Onwards [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 1,306	$ 435